Share Capital - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares		30,000		178,725
Number of options, Exercised					318,725
Shares issued pursuant to option exercise		$ (97)		$ (715)
Number of underwritten public offering shares			1,265,000
Number of shares exercise by underwriter of over allotment option			165,000
Public offering price for each common share	$ 1		$ 1
Share-based payments	$ 1,001	193	$ 1,298	1,307
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise		(170)		(1,247)
Share Capital | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares					263,537
Total gross proceeds from exercise of stock options					$ 700
Shares issued pursuant to option exercise					$ 800
Shares issued pursuant to conversion of convertible debentures, Number of Shares					309,877
Convertible debentures					$ 1,300
Debt conversion principal debt amount					$ 1,300
Contributed Surplus
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise		$ 73		$ 532